Contingent consideration liabilities - Narrative (Details) $ in Thousands				12 Months Ended
	Nov. 25, 2021 USD ($)	May 08, 2019 USD ($)	Dec. 31, 2018 USD ($) payment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2021 USD ($)	Nov. 25, 2021 SFr / shares	Jul. 01, 2019 USD ($)
Disclosure of contingent liabilities in business combination [abstract]
Discount rate				0.30%	0.15%	0.30%
Contingent consideration liabilities				$ 0	$ 19,140	$ 6,202
Research and development expense				50,180	43,035	15,980
5% Decrease in probability of payment
Disclosure of contingent liabilities in business combination [abstract]
(Decrease) Increase in contingent consideration liability amount due to change in assumptions					(960)	(860)
5% Increase in probability of payment
Disclosure of contingent liabilities in business combination [abstract]
(Decrease) Increase in contingent consideration liability amount due to change in assumptions						870
Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [abstract]
Research and development expense				(6,870)	12,938	1,991
GlyPharma
Disclosure of contingent liabilities in business combination [abstract]
Contingent consideration liabilities			$ 11,159	0	$ 19,140	$ 6,202	$ 20,000
Number of milestone payments | payment			2
Probability of payment			35.70%		100.00%	35.70%
Settled liabilities, contingent liabilities recognised in business combination		$ 7,000		0	$ 0	$ 7,000
Cash payment	$ (10,000)			10,000	0	0
Contingent liabilities settled by issuing shares	(10,000)			2,270	0	0
Contingent liabilities settled by issuing shares, price per share (in USD per share) | SFr / shares								SFr 17.00
GlyPharma | Third Milestone Payment
Disclosure of contingent liabilities in business combination [abstract]
Contingent consideration liabilities	20,000								$ 20,000
GlyPharma | Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [abstract]
Research and development expense	$ 7,730	$ 2,517		$ (6,870)	$ 12,938	$ 1,991
Contingent consideration liabilities | GlyPharma
Disclosure of contingent liabilities in business combination [abstract]
Discount rate				6.00%